Consolidated Statement of Changes in Stockholder's Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 22,900		$ 315,213	$ (7,952)	$ (1,726)	$ (342,873)	$ (1,826)	$ (16,264)
Balance, shares at Dec. 31, 2021	229,000,001
Preference shares from ECF (AngkasaX Innovation Sdn Bhd) Note 13		$ 973,092						973,092
Preference shares from ECF (AngkasaX Innovation Sdn Bhd) Note 13, shares		2,124,058
Net loss						(1,136,815)	41,050	(1,095,765)
Foreign currency translation adjustments				(37,607)			(30)	(37,637)
Balance at Dec. 31, 2022	$ 22,900	$ 973,092	315,213	(45,559)	(1,726)	(1,479,688)	39,194	(176,574)
Balance, shares at Dec. 31, 2022	229,000,001	2,124,058
Net loss						(1,673,877)	(13,024)	(1,686,901)
Foreign currency translation adjustments				1,410			(1,457)	(47)
Share application money			104,463					104,463
Balance at Dec. 31, 2023	$ 22,900	$ 973,092	$ 419,676	$ (44,149)	$ (1,726)	$ (3,153,565)	$ 24,713	$ (1,759,059)
Balance, shares at Dec. 31, 2023	229,000,001	2,124,058